Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (61,904)
NIBOR | 4.35% Margin
Derivative [Line Items]
Principal Amount	$ 150,000	NOK 900,000,000
Margin	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (45,161)
Weighted- Average Remaining Term (Years)	1 year 2 months 12 days
NIBOR | 3.70% Margin
Derivative [Line Items]
Principal Amount	$ 134,000	NOK 1,000,000,000
Margin	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of (Liability)	$ (16,572)
Weighted- Average Remaining Term (Years)	2 years 10 months 24 days
NIBOR | 6.00% Margin
Derivative [Line Items]
Principal Amount	$ 146,500	NOK 1,200,000,000
Margin	6.00%	6.00%
Fixed Rate Payable	7.70%	7.70%
Fair Value / Carrying Amount of (Liability)	$ (171)
Weighted- Average Remaining Term (Years)	4 years 3 months 18 days